Segment information - Schedule of Allocation of Long-lived Assets Based on Geography (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Segment Reporting Information [Line Items]
Goodwill	$ 150,752	$ 138,637	$ 122,426
Long-lived assets	16,400	15,532	$ 17,285
Loans receivable	36,709	28,981
Allowance for credit losses	(13,583)	(12,411)
Total loans receivable, net	23,126	16,570
Argentina
Segment Reporting Information [Line Items]
Goodwill	1,200	1,200
Long-lived assets	4,923	3,735
Brazil
Segment Reporting Information [Line Items]
Goodwill	27,543	25,284
Long-lived assets	2,759	1,699
Mexico
Segment Reporting Information [Line Items]
Goodwill	97,743	88,280
Long-lived assets	1,282	4,492
Uruguay
Segment Reporting Information [Line Items]
Goodwill	16,839	16,839
Long-lived assets	935	657
United States
Segment Reporting Information [Line Items]
Long-lived assets	1,410	3,141
Other countries
Segment Reporting Information [Line Items]
Goodwill	7,427	7,034
Long-lived assets	$ 5,091	$ 1,808